Share-Based Payments - Schedule of Grant Date Fair Value of Employee and Director Options Granted (Details)	6 Months Ended
Jun. 30, 2024 $ / shares
Tranche 1 [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	70.91%
Expected term in years	7
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price
Exercise price	10.5
Share price	9.42
Fair value of option on grant date	$ 6.14
Tranche 2 [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	70.91%
Expected term in years	7
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price	$ 18
Exercise price	10.5
Share price	9.42
Fair value of option on grant date	$ 6.18
Directors [Member]
Schedule of Grant Date Fair Value of Employee and Director Options Granted [Line Items]
Volatility	75.32%
Expected term in years	6.92
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price
Exercise price	6.45
Share price	5.03
Fair value of option on grant date	$ 3.31